Summary of pertinent data relating to computation of basic and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
IfrsStatementLineItems [Line Items]
Net loss	$ (4,145)	$ (3,420)	$ (10,917)	$ (10,276)
Basic weighted-average shares outstanding	4,855,876	4,855,876	4,855,876	4,855,876
Diluted weighted-average shares outstanding	4,855,876	4,855,876	4,855,876	4,855,876
Basic loss per share	$ (0.85)	$ (0.70)	$ (2.25)	$ (2.12)
Diluted loss per share	$ (0.85)	$ (0.70)	$ (2.25)	$ (2.12)
Employee Stock Option One Deferred Stock Units [Member]
Items excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:
Anti-dilutive shares	252,550	142,375	252,550	142,375
Warrants [member]
Items excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:
Anti-dilutive shares	457,648	457,648	457,648	457,648